NOTE 8 - SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2011
Short-term Debt [Text Block]

NOTE 8 - SHORT-TERM BORROWINGS

Short-term borrowings included notes payable of $11.6 million and $13.9 million at December 31, 2011 and 2010, respectively. The notes payable are secured by DSB and DACC stock and agricultural loans with a carrying value of $21.2 million and $22.0 million as of December 31, 2011 and 2010, respectively. The pledged notes also secure long-term debt. The short-term line of credit had a variable interest rate of 0.53% at December 31, 2011.